Financial instruments (Tables)	6 Months Ended
Dec. 31, 2024
Convertible notes [Abstract]
Disclosure of fair value measurement of liabilities [text block]

	Convertible notes	Embedded derivative
	US$'000	US$'000
Balance as at 1 July 2024	-	-
Initial recognition on 6 December 2024	327,000	113,000
Capital raising costs	(9,972)	-
Interest expenses (9.85%)	2,185	-
Coupon interest payable (3.25%)	(999)	-
Change in fair value of embedded derivative	-	(45,200)
Balance as at 31 December 2024	318,214	67,800

Financial Assets at fair value through profit or loss

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Capped Call Transactions	28,300	-
Prepaid Forward Contract	56,017	-
The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities:

	As at 31 December 2024
	Carrying Value	Level 1	Level 2	Level 3
	US$'000	US$'000	US$'000	US$'000
Financial assets at fair value through profit or loss
Capped Call Transactions	-	-	-	28,300
Prepaid Forward Contract	-	-	-	56,017
Total financial assets held at fair value through profit or loss	-	-	-	84,317

Financial liabilities at amortized cost
Convertible notes	318,214	-	-	-
Financial liabilities at fair value through profit or loss
Embedded derivative liability	-	-	-	67,800
Total financial liabilities held at fair value through profit or loss	318,214	-	-	67,800
The following tables shows a reconciliation from the beginning balances to the ending balances for fair value measurement in Level 3 of the fair value hierarchy:

	Embedded derivative	Capped call	Prepaid forward
	US$'000	US$'000	US$'000
Balance as at 1 July 2024	-	-	-
Fair value at issuance date	(113,000)	42,900	73,717
Unrealized gain/(loss) recognized in profit and loss	45,200	(14,600)	(17,700)
Balance as at 31 December 2024	(67,800)	28,300	56,017

Disclosure of fair value measurement of assets [text block]

	Convertible notes	Embedded derivative
	US$'000	US$'000
Balance as at 1 July 2024	-	-
Initial recognition on 6 December 2024	327,000	113,000
Capital raising costs	(9,972)	-
Interest expenses (9.85%)	2,185	-
Coupon interest payable (3.25%)	(999)	-
Change in fair value of embedded derivative	-	(45,200)
Balance as at 31 December 2024	318,214	67,800

Financial Assets at fair value through profit or loss

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Capped Call Transactions	28,300	-
Prepaid Forward Contract	56,017	-
The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities:

	As at 31 December 2024
	Carrying Value	Level 1	Level 2	Level 3
	US$'000	US$'000	US$'000	US$'000
Financial assets at fair value through profit or loss
Capped Call Transactions	-	-	-	28,300
Prepaid Forward Contract	-	-	-	56,017
Total financial assets held at fair value through profit or loss	-	-	-	84,317

Financial liabilities at amortized cost
Convertible notes	318,214	-	-	-
Financial liabilities at fair value through profit or loss
Embedded derivative liability	-	-	-	67,800
Total financial liabilities held at fair value through profit or loss	318,214	-	-	67,800
The following tables shows a reconciliation from the beginning balances to the ending balances for fair value measurement in Level 3 of the fair value hierarchy:

	Embedded derivative	Capped call	Prepaid forward
	US$'000	US$'000	US$'000
Balance as at 1 July 2024	-	-	-
Fair value at issuance date	(113,000)	42,900	73,717
Unrealized gain/(loss) recognized in profit and loss	45,200	(14,600)	(17,700)
Balance as at 31 December 2024	(67,800)	28,300	56,017

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following information is relevant in the determination of fair value of the financial assets and liabilities at 31 December 2024:

31 Dec 2024
Closing share price	$9.82
Conversion price	$16.81
Risk free interest rate	4.38%
Dividend yield	nil
Expected volatility	40%

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following information is relevant in the determination of fair value of the financial assets and liabilities at 31 December 2024:

31 Dec 2024
Closing share price	$9.82
Conversion price	$16.81
Risk free interest rate	4.38%
Dividend yield	nil
Expected volatility	40%